777 EAST WISCONSIN AVENUE MILWAUKEE, WI 53202-5306 414.271.2400 TEL 414.297.4900 FAX FOLEY.COM WRITER’S DIRECT LINE 414.297.5596 pfetzer@foley.com

September 30, 2024
Via E-mail
FMI Funds, Inc.
790 North Water Street, Suite 2100
Milwaukee, WI  53202
RE:	FMI Funds, Inc. – File Nos. 333-12745 and 811-07831
Ladies and Gentlemen:
On behalf of FMI Funds, Inc. (the “Company”), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 62 to Form N-1A Registration Statement, including exhibits (the “Amended Registration Statement”).  The Company has designated on the facing sheet of the Amended Registration Statement that such Amended Registration Statement become effective 75 days after filing, pursuant to Rule 485(a).
The Company is filing the Amended Registration Statement pursuant to Rule 485(a) because the Company is establishing a new series, the FMI Global Fund.  No fees are required in connection with this filing.  The Company will file a post-effective amendment pursuant to Rule 485(b) prior to this amendment going effective, which filing will, among other things, update information, provide XBRL data, and respond to any comments that the Staff may have.
The current prospectus and statement of additional information for the other series of the Company are not changed by the filing of this Amended Registration Statement.
Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours, /s/ Foley & Lardner LLP Foley & Lardner LLP

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